Form N-1A Supplement	Aug. 31, 2025
WisdomTree Inflation Plus Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The following changes are made to the Fund’s Prospectus effective immediately:

The first paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund Summary section is deleted in its entirety and replaced with the paragraph below.

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio primarily composed of (i) inflation-protected U.S. Treasury Bonds (“TIPS”) and other debt securities issued by the U.S. Treasury, including bills, notes, bonds, and floating rate public obligations of the U.S. Treasury (“Floating Rate Notes”); (ii) investments that provide exposure to a basket of commodities across one or more of the following sectors: energy, industry metals, grains, precious metals, or agricultural commodities (e.g., coffee, sugar, and cocoa); and (iii) investments that provide exposure to bitcoin.

The third paragraph under the heading “Principal Investment Strategies of the Fund” in the Fund Summary section is deleted in its entirety and replaced with the paragraph below.

Under normal circumstances, the Fund will have approximately equal exposure to TIPS and commodities. The Fund’s commodities basket generally includes investments that provide exposure to one or more of the following commodities: brent crude oil, west Texas intermediate crude oil, heating oil, gasoil, RBOB gasoline, natural gas, gold, silver, copper, aluminum, lead, nickel, tin, zinc, live cattle, feeder cattle, lean hogs, SRW wheat, HRW wheat, corn, unrefined sugar, cocoa, coffee, cotton, low sulfur gas oil, platinum, soybean meal, soybean oil, soybeans, and ULS diesel. The Fund will not invest directly in physical commodities.

The first paragraph under the heading “Additional Information About the Funds – Additional Information About the Funds’ Investment Strategies – Inflation Plus Fund” is deleted in its entirety and replaced with the paragraph below.

The Fund seeks to achieve its investment objective by investing in a portfolio primarily composed of (i) TIPS and other debt securities issued by the U.S. Treasury; (ii) a basket of commodities futures across one or more of the following sectors: energy, industry metals, grains, precious metals, or agricultural commodities (e.g., coffee, sugar, and cocoa); and (iii) bitcoin futures and bitcoin ETPs.

*       *       *

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE